10. EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the years ended
	December 31,
	2017	2016	2015
Net income (loss)	$279,961	$(7,332,474)	$2,753,593
Less: Non-cash income from changes in fair value of derivative liabilities	–	–	(133,395)
Net loss - diluted	$279,961	$(7,332,474)	$2,620,198
Weighted average common shares outstanding - basic	14,880,909	13,035,203	9,115,416
Common stock options	–	–	4,444
Common stock warrants - liability treatment	–	–	41,666
Weighted average common shares outstanding - diluted	15,310,909	13,035,203	9,161,527
Net income per share data:
Basic	$0.02	$(0.56)	$0.30
Diluted	0.02	$(0.56)	$0.30

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended
	December 31,
	2017	2016	2015
Common stock options	–	–	347,000
Common stock warrants - liability treatment	4,367,297	4,533,963	3,740,797
Potentially dilutive securities	4,367,297	4,533,963	4,087,797